Goodwill	12 Months Ended
Sep. 30, 2019
Intangible Assets [Abstract]
Goodwill
Goodwill
In the prior fiscal year, management reviewed the Company's operating results through nine operating segments referred to as the Company's Strategic Business Units, namely: Northern Europe (including Nordics, Baltics and Poland); Canada; France (including Luxembourg and Morocco); United States of America (U.S.) Commercial and State Government; U.S. Federal; United Kingdom (U.K.); Eastern, Central and Southern Europe (primarily Netherlands and Germany); Asia Pacific Global Delivery Centers of Excellence (India and Philippines) and Australia. The last two operating segments which each had reported revenue, earnings and assets that are less than 10% of the Company's total revenue, earnings and assets, had been aggregated together as Asia Pacific.
During the year ended September 30, 2019, the Company realigned its management structure, resulting primarily in the transfer of our Belgium and Southern Europe operations from the Central and Eastern Europe to the Western and Southern Europe operating segment, the transfer of our Australia operations from the Asia Pacific segment to the U.K. operating segment as well as other internal organizational changes. The Company is now managed through eight operating segments, namely: Western and Southern Europe (primarily France, Portugal and Belgium); Northern Europe (including Nordics, Baltics and Poland); Canada; U.S. Commercial and State Government; U.S. Federal; U.K. and Australia; Central and Eastern Europe (primarily Netherlands and Germany); and Asia Pacific Global Delivery Centers of Excellence (India and Philippines) (Asia Pacific).
Due to the changes in operating segments, the Company reallocated goodwill to the revised CGUs using their relative fair value. No goodwill were impaired before the reclassification.
The operating segments reflect the fiscal year 2019 management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.
The Company completed the annual impairment test during the fourth quarter of the fiscal year 2019 and did not identify any impairment.
The variations in goodwill were as follows:

	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
As at September 30, 2018	898,186	1,327,204	1,141,227	1,111,719	882,246	829,520	856,916	294,702	7,341,720
Business acquisitions (Note 25)	—	482,939	(734)	—	13,955	—	90,943	—	587,103
Goodwill reallocation	115,884	—	(3,756)	(4,361)	—	5,366	(94,696)	(18,437)	—
Foreign currency translation adjustment	(38,995)	(106,216)	—	26,888	21,863	(28,568)	(32,598)	(3,360)	(160,986)
As at September 30, 2019	975,075	1,703,927	1,136,737	1,134,246	918,064	806,318	820,565	272,905	7,767,837

Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2019	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	9.4	8.9	10.0	9.9	8.9	9.1	21.4
Long-term growth rate of net operating cash flows[1]	1.8	1.8	2.0	2.0	2.0	1.9	1.5	2.0

2018	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	8.9	8.6	10.9	10.2	8.1	9.0	19.1
Long-term growth rate of net operating cash flows[1]	2.0	2.0	1.7	2.0	2.0	1.9	2.0	2.0
[1] The long-term growth rate is based on published industry research.